UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2011, is filed herewith

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—98.3%

	Brazil—3.4%
108,691	Banco do Brasil SA	$1,971,106
8,034	Brasil Telecom SA, ADR	86,285
14,162	Brasil Telecom SA, ADR (Preference)	382,516
259,200	Centrais Eletricas Brasileiras SA, SP ADR	4,020,192
37,460	Petroleo Brasileiro SA, SP ADR	1,331,328
56,717	Tele Norte Leste Participacoes SA, ADR	994,249
5,560	Tim Participacoes SA, ADR†	242,694
19,132	Vivo Participacoes SA, ADR	772,550
		9,800,920
	Finland—1.1%
353,100	Nokia OYJ†	3,022,550

	France—13.7%
744,500	Alcatel-Lucent†, *	4,277,850
165,384	Carrefour SA	7,328,297
280,929	France Telecom SA	6,299,804
299,056	Natixis*	1,692,906
65,400	Renault SA*	3,618,697
109,827	Sanofi-Aventis	7,707,144
139,451	Total SA	8,496,380
		39,421,078
	Germany—3.9%
46,140	Deutsche Bank AG, Registered	2,714,984
551,400	Deutsche Telekom AG, Registered	8,501,486
		11,216,470
	Italy—8.8%
339,700	Eni SpA	8,350,119
1,396,080	Intesa Sanpaolo SpA	4,134,656
2,682,238	Telecom Italia SpA	4,127,866
4,975,190	Telecom Italia SpA-RSP	6,696,910
492,500	UniCredit SpA	1,218,292
1,228,600	Unipol Gruppo Finanziario SpA (Preference)	662,205
		25,190,048
	Japan—27.6%
169,000	Akita Bank, Ltd. (The)	551,287
78,100	Astellas Pharma, Inc.†	2,906,222
122,600	Canon, Inc.	5,361,991
520,000	Chuo Mitsui Trust Holdings, Inc.†	1,853,329
220,000	Dai Nippon Printing Co., Ltd.†	2,692,521
117,238	Daiichi Sankyo Co., Ltd.†	2,274,788
164,300	FUJIFILM Holdings Corp.†	5,113,408
228	Japan Tobacco, Inc.†	827,764
894,500	Mitsubishi UFJ Financial Group, Inc.†	4,149,909
2,272,000	Mizuho Financial Group, Inc.	3,788,039
226,699	MS & AD Insurance Group†	5,187,482
107,400	Nippon Telegraph & Telephone Corp.	4,846,430
387,000	NKSJ Holdings, Inc.†	2,538,855
94,000	Ono Pharmaceutical Co., Ltd.	4,644,920

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Japan (Continued)
85,000	Rohm Co., Ltd.†	$5,350,369
95,000	Seven & I Holdings Co., Ltd.	2,435,544
146,000	Sony Corp.	4,699,094
138,600	Sumitomo Mitsui Financial Group, Inc.†	4,330,308
114,000	Taisho Pharmaceutical Co., Ltd.†	2,479,159
81,400	Takeda Pharmaceutical Co., Ltd.†	3,815,779
44,400	TDK Corp.†	2,636,535
165,800	Tokio Marine Holdings, Inc.	4,454,986
59,500	Toyota Motor Corp.	2,408,179
		79,346,898
	Mexico—2.6%
471,048	Cemex SAB de CV, SP ADR*	4,206,461
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	3,325,146
		7,531,607
	Netherlands—8.6%
678,333	Aegon NV*	5,083,986
34,400	Akzo Nobel NV	2,365,482
289,232	Koninklijke Ahold NV	3,884,214
90,501	SNS Reaal*	512,824
363,900	STMicroelectronics NV	4,511,200
173,882	Unilever NV CVA	5,456,780
120,842	Wolters Kluwer NV	2,828,137
		24,642,623
	New Zealand—0.4%
651,951	Telecom Corp. of New Zealand, Ltd.	1,000,965

	Portugal—1.8%
437,171	Portugal Telecom SGPS SA, Registered	5,049,957

	South Korea—2.2%
214,900	Korea Electric Power Corp., SP ADR*	2,630,376
199,977	SK Telecom Co., Ltd., ADR	3,761,567
		6,391,943
	Spain—1.0%
110,412	Telefonica SA	2,766,486

	Sweden—1.5%
341,730	Telefonaktiebolaget LM Ericsson, Series B	4,406,102

	Switzerland—6.1%
132,600	Swiss Reinsurance, Co., Ltd., Registered	7,607,959
10,440	Swisscom AG, Registered	4,667,737
152,662	TE Connectivity, Ltd.	5,315,691
		17,591,387
	United Kingdom—15.6%
121,619	AstraZeneca Plc	5,588,012
801,994	Barclays Plc	3,572,292
330,550	BP Plc	2,408,394
260,107	GlaxoSmithKline Plc	4,965,364

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	United Kingdom (Continued)
261,900	Home Retail Group Plc			$811,619
4,018,000	ITV Plc*			4,987,752
826,500	J Sainsbury Plc			4,447,449
1,104,800	Kingfisher Plc			4,359,903
1,341,738	Marks & Spencer Group Plc			7,250,124
847,201	WM Morrison Supermarkets Plc			3,752,581
82,169	Wolseley Plc*			2,767,930
				44,911,420

	TOTAL FOREIGN COMMON STOCKS (Cost $341,493,796)			282,290,454

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—15.7%

$2,582,968	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2011	2,582,969

Shares
42,680,046	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			42,680,046

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,263,015)			45,263,015

	TOTAL INVESTMENTS AT MARKET VALUE—114.0% (Cost $386,756,811)			327,553,469
	Liabilities in Excess of Other Assets—(14.0)%			(40,268,864)
	NET ASSETS—100.0%			$287,284,605

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2011, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Diversified Telecommunication Services	17.0%
Pharmaceuticals	12.0%
Commercial Banks	9.5%
Insurance	8.9%
Food and Staples Retailing	7.6%
Oil, Gas and Consumable Fuels	7.2%
Electronic Equipment, Instruments & Components	4.5%
Communications Equipment	4.1%
Semiconductors and Semiconductor Equipment	3.4%
Media	2.7%
Multiline Retail	2.5%
Electric Utilities	2.3%
Automobiles	2.1%
Food Products	1.9%
Office Electronics	1.9%
Wireless Telecommunication Services	1.7%
Household Durables	1.6%
Construction Materials	1.5%
Specialty Retail	1.5%
Trading Companies and Distributors	1.0%
Capital Markets	0.9%
Commercial Services & Supplies	0.9%
Chemicals	0.8%
Internet and Catalog Retail	0.3%
Tobacco	0.3%
Diversified Financial Services	0.2%
Short-Term Investments	15.7%
Total	114.0%

The accompanying notes are an integral part of these Schedule of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Shares		Value (Note 1)

	COMMON STOCKS—97.9%

	Air Freight and Logistics—6.1%
46,400	C. H. Robinson Worldwide, Inc.	$3,439,632
69,600	Expeditors International of Washington, Inc.	3,489,744
		6,929,376
	Beverages—1.5%
46,800	SABMiller Plc, SP ADR†	1,674,972

	Biotechnology—4.8%
95,200	Celgene Corp.*	5,476,856

	Capital Markets—4.9%
26,200	Franklin Resources, Inc.	3,277,096
34,800	T. Rowe Price Group, Inc.	2,311,416
		5,588,512
	Chemicals—2.4%
26,700	Praxair, Inc.	2,712,720

	Communications Equipment—5.6%
22,300	F5 Networks, Inc.*	2,287,311
95,600	Juniper Networks, Inc.*	4,022,848
		6,310,159
	Computers and Peripherals—10.2%
21,150	Apple, Inc.*	7,369,717
88,600	NetApp, Inc.*	4,268,748
		11,638,465
	Energy Equipment and Services—8.7%
89,800	Baker Hughes, Inc.	6,594,014
35,100	Schlumberger, Ltd.	3,273,426
		9,867,440
	Food Products—1.8%
36,200	Nestle SA, SP ADR	2,080,776

	Health Care Equipment and Supplies—5.8%
12,500	Intuitive Surgical, Inc.*	4,168,250
35,900	Varian Medical Systems, Inc.†, *	2,428,276
		6,596,526
	Hotels, Restaurants & Leisure—2.5%
38,000	McDonald’s Corp.	2,891,420

	Industrial Conglomerates—6.9%
42,100	3M Co.	3,936,350

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	Industrial Conglomerates (Continued)
196,800	General Electric Co.			$3,945,840
				7,882,190
	Internet and Catalog Retail—3.9%
8,650	Priceline.com, Inc.*			4,380,706

	Internet Software and Services—7.4%
9,700	Google, Inc., Class A*			5,686,237
113,900	Tencent Holdings, Ltd., ADR			2,780,299
				8,466,536
	IT Services—6.5%
56,000	Cognizant Technology Solutions Corp., Class A*			4,558,400
38,700	Visa, Inc., Class A			2,849,094
				7,407,494
	Media—7.8%
84,200	Discovery Communications, Inc., Class A†, *			3,359,580
68,900	Omnicom Group, Inc.			3,380,234
34,100	WPP Plc, SP ADR†			2,106,016
				8,845,830
	Pharmaceuticals—5.7%
37,000	Allergan, Inc.			2,627,740
44,800	Shire Plc, ADR			3,902,080
				6,529,820
	Semiconductors and Semiconductor Equipment—0.4%
11,500	Altera Corp.			506,230

	Software—5.0%
105,400	Adobe Systems, Inc.*			3,495,064
39,900	Rovi Corp.*			2,140,635
				5,635,699

	TOTAL COMMON STOCKS (Cost $91,242,189)			111,421,727

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—4.4%

$1,794,688	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2011	1,794,688

Shares
3,171,083	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			3,171,083

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,965,771)			4,965,771

	TOTAL INVESTMENTS AT MARKET VALUE—102.3% (Cost $96,207,960)			116,387,498
	Liabilities in Excess of Other Assets—(2.3)%			(2,650,022)
	NET ASSETS—100.0%			$113,737,476

The accompanying notes are an integral part of these Schedule of Investments.

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2011, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	35.1%
Health Care	16.3%
Consumer Discretionary	14.2%
Industrials	13.0%
Energy	8.7%
Financials	4.9%
Consumer Staples	3.3%
Materials	2.4%
Short-Term Investments	4.4%
Total	102.3%

The accompanying notes are an integral part of these Schedule of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Shares		Value (Note 1)

	COMMON STOCKS—95.4%

	Aerospace & Defense—1.7%
14,950	Goodrich Corp.	$1,278,673
61,990	Orbital Sciences Corp.*	1,172,851
115,400	Taser International, Inc.*	469,678
		2,921,202
	Air Freight and Logistics—1.5%
39,500	Hub Group, Inc., Class A*	1,429,505
60,600	UTi Worldwide, Inc.	1,226,544
		2,656,049
	Airlines—1.5%
10,800	Alaska Air Group, Inc.*	684,936
101,700	JetBlue Airways Corp.†, *	637,659
55,900	United Continental Holdings Inc.†, *	1,285,141
		2,607,736
	Auto Components—1.3%
20,600	Autoliv, Inc.	1,529,138
23,000	Gentex Corp.	695,750
		2,224,888
	Biotechnology—0.7%
33,600	BioMarin Pharmaceutical, Inc.†, *	844,368
99,000	Nanosphere, Inc.†, *	321,750
		1,166,118
	Capital Markets—1.9%
68,600	GFI Group, Inc.	344,372
36,000	Raymond James Financial, Inc.	1,376,640
38,200	Waddell & Reed Financial, Inc., Class A	1,551,302
		3,272,314
	Chemicals—3.7%
14,600	A. Schulman, Inc.	360,912
33,600	Albemarle Corp.	2,008,272
51,200	Cabot Corp.	2,370,048
14,200	FMC Corp.	1,206,006
57,400	Zagg, Inc.†, *	431,074
		6,376,312
	Commercial Banks—1.4%
350,400	CapitalSource, Inc.	2,466,816

	Commercial Services & Supplies—2.0%
18,900	Clean Harbors, Inc.*	1,864,674
34,700	Republic Services, Inc.	1,042,388
19,620	Ritchie Bros. Auctioneers, Inc.†	552,303
		3,459,365
	Communications Equipment—1.6%
19,800	ADTRAN, Inc.	840,708
30,590	Anaren, Inc.*	614,859

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Communications Equipment (Continued)
61,414	Arris Group, Inc.*	$782,414
19,400	Ciena Corp.*	503,624
		2,741,605
	Computers and Peripherals—2.7%
71,242	Avid Technology, Inc.†, *	1,588,697
27,950	Diebold, Inc.	991,107
18,100	Synaptics, Inc.†, *	489,062
43,100	Western Digital Corp.*	1,607,199
		4,676,065
	Construction and Engineering—3.4%
56,620	Chicago Bridge & Iron Co., NV	2,302,169
9,680	Fluor Corp.	713,029
31,900	Foster Wheeler AG*	1,200,078
14,680	Jacobs Engineering Group, Inc.*	754,992
39,900	Quanta Services, Inc.*	894,957
		5,865,225
	Construction Materials—0.5%
26,700	Eagle Materials, Inc.†	807,942

	Containers and Packaging—3.3%
127,900	Crown Holdings, Inc.*	4,934,383
29,900	Packaging Corp. of America	863,811
		5,798,194
	Distributors—0.2%
16,700	LKQ Corp.*	402,470

	Diversified Consumer Services—0.5%
16,600	Sotheby’s	873,160

	Diversified Financial Services—0.4%
21,100	Moody’s Corp.†	715,501

	Diversified Telecommunication Services—1.5%
98,500	Cogent Communications Group, Inc.*	1,405,595
153,300	Premiere Global Services, Inc.*	1,168,146
		2,573,741
	Electrical Equipment—2.2%
65,400	Belden, Inc.	2,455,770
14,200	Hubbell, Inc., Class B	1,008,626
7,400	Thomas & Betts Corp.*	440,078
		3,904,474
	Electronic Equipment, Instruments & Components—5.1%
8,600	Brightpoint, Inc.*	93,246
29,400	Cognex Corp.	830,550
34,500	DTS, Inc.*	1,608,735
174,500	Flextronics International, Ltd.*	1,303,515
48,300	Jabil Circuit, Inc.	986,769
11,300	OSI Systems, Inc.*	424,089

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
81,600	Rogers Corp.*	$3,676,896
		8,923,800
	Energy Equipment and Services—2.6%
12,700	Core Laboratories NV†	1,297,559
26,500	Dril-Quip, Inc.†, *	2,094,295
26,760	Noble Corp.	1,220,791
		4,612,645
	Food Products—0.4%
27,200	Smithfield Foods, Inc.*	654,432

	Health Care Equipment and Supplies—7.8%
14,200	CONMED Corp.*	373,176
60,300	Cooper Cos., Inc. (The)	4,187,835
201,900	Dexcom, Inc.†, *	3,133,488
145,600	Insulet Corp.*	3,002,272
36,800	MAKO Surgical Corp.†, *	890,560
48,300	QIAGEN NV†, *	968,415
78,660	Syneron Medical, Ltd.*	1,025,726
		13,581,472
	Health Care Providers and Services—1.9%
26,700	Catalyst Health Solutions, Inc.*	1,493,331
18,600	Mednax, Inc.*	1,238,946
25,500	VCA Antech, Inc.†, *	642,090
		3,374,367
	Hotels, Restaurants & Leisure—0.5%
24,200	WMS Industries, Inc.*	855,470

	Household Durables—1.0%
36,300	Harman International Industries, Inc.	1,699,566

	Industrial Conglomerates—0.3%
13,700	Carlisle Cos., Inc.	610,335

	Insurance—2.3%
14,000	Everest Re Group, Ltd.	1,234,520
51,200	W. R. Berkley Corp.†	1,649,152
29,200	Willis Group Holdings Plc	1,178,512
		4,062,184
	Internet Software and Services—3.5%
19,100	comScore, Inc.*	563,641
25,100	Constant Contact, Inc.†, *	875,990
25,700	DealerTrack Holdings, Inc.*	590,072
64,900	Monster Worldwide, Inc.*	1,031,910
83,600	Motricity, Inc.*	1,256,508
52,200	QuinStreet, Inc.*	1,186,506

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Internet Software and Services (Continued)
16,200	VeriSign, Inc.	$586,602
		6,091,229
	IT Services—2.2%
7,600	Alliance Data Systems Corp.†, *	652,764
88,700	Amdocs, Ltd.*	2,558,995
11,800	Global Payments, Inc.	577,256
		3,789,015
	Life Sciences Tools and Services—1.3%
23,400	Illumina, Inc.†, *	1,639,638
22,800	Pharmaceutical Product Development, Inc.	631,788
		2,271,426
	Machinery—3.5%
13,900	Albany International Corp., Class A†	346,110
23,800	Kaydon Corp.	932,722
33,800	Meritor, Inc.†, *	573,586
22,400	Navistar International Corp.*	1,552,992
21,300	Pall Corp.	1,227,093
9,100	Pentair, Inc.†	343,889
18,100	WABCO Holdings, Inc.*	1,115,684
		6,092,076
	Marine—0.4%
10,800	Kirby Corp.†, *	618,732

	Metals and Mining—0.9%
64,400	Hecla Mining Co.*	584,752
10,800	Materion Corp.*	440,640
19,400	RTI International Metals, Inc.*	604,310
		1,629,702
	Multiline Retail—0.8%
26,560	Dollar Tree, Inc.*	1,474,611

	Oil, Gas and Consumable Fuels—6.4%
83,100	Abraxas Petroleum Corp.†, *	486,135
25,000	Cabot Oil & Gas Corp.	1,324,250
27,200	CONSOL Energy, Inc.	1,458,736
20,600	Continental Resources, Inc.†, *	1,472,282
41,200	Denbury Resources, Inc.*	1,005,280
18,400	InterOil Corp.†, *	1,373,376
15,700	Massey Energy Co.†	1,073,252
85,800	Rex Energy Corp.†, *	999,570

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
46,800	World Fuel Services Corp.	$1,900,548
		11,093,429
	Paper and Forest Products—0.4%
31,600	Neenah Paper, Inc.	694,252

	Pharmaceuticals—0.5%
10,300	Perrigo Co.	819,056

	Real Estate Investment Trusts (REITs)—1.5%
101,900	Annaly Capital Management, Inc., REIT	1,778,155
208,300	Chimera Investment Corp., REIT†	824,868
		2,603,023
	Road and Rail—1.1%
15,700	Kansas City Southern*	854,865
24,000	Landstar System, Inc.	1,096,320
		1,951,185
	Semiconductors and Semiconductor Equipment—12.7%
33,800	Altera Corp.	1,487,876
43,600	ATMI, Inc.†, *	823,168
23,800	Cabot Microelectronics Corp.*	1,243,550
33,800	Cymer, Inc.†, *	1,912,404
39,200	Fairchild Semiconductor International, Inc.*	713,440
129,020	Integrated Device Technology, Inc.*	950,877
49,900	International Rectifier Corp.*	1,649,694
54,900	Maxim Integrated Products, Inc.	1,405,440
52,800	MEMC Electronic Materials, Inc.*	684,288
45,300	Microsemi Corp.*	938,163
92,800	Monolithic Power Systems, Inc.†, *	1,316,832
42,440	National Semiconductor Corp.	608,590
18,600	ON Semiconductor Corp.*	183,582
90,400	PMC-Sierra, Inc.*	678,000
4,900	Power Integrations, Inc.†	187,817
206,200	RF Micro Devices, Inc.*	1,321,742
17,900	Silicon Laboratories, Inc.*	773,459
123,270	Skyworks Solutions, Inc.*	3,996,414
34,300	TriQuint Semiconductor, Inc.*	442,813
13,700	Veeco Instruments, Inc.†, *	696,508
		22,014,657
	Software—1.7%
8,600	Ariba, Inc.*	293,604
25,500	Manhattan Associates, Inc.*	834,360
24,034	Rovi Corp.*	1,289,424

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	Software (Continued)
64,700	TiVo, Inc.†, *			$566,772
				2,984,160
	Specialty Retail—1.3%
150,540	Chico’s FAS, Inc.			2,243,046

	Trading Companies and Distributors—0.9%
22,800	Watsco, Inc.			1,589,388

	Wireless Telecommunication Services—2.4%
92,400	MetroPCS Communications, Inc.*			1,500,576
42,400	NII Holdings, Inc.*			1,766,808
24,000	SBA Communications Corp.†, *			952,320
				4,219,704
	TOTAL COMMON STOCKS (Cost $106,321,481)			166,062,139

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—16.8%

$7,660,715	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2011	7,660,715

Shares
21,531,093	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			21,531,093

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,191,808)			29,191,808

	TOTAL INVESTMENTS AT MARKET VALUE—112.2% (Cost $135,513,289)			195,253,947
	Liabilities in Excess of Other Assets—(12.2)%			(21,300,360)
	NET ASSETS—100.0%			$173,953,587

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1).
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2011, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	29.5%
Industrials	18.5%
Health Care	12.2%
Energy	9.0%
Materials	8.8%
Financials	7.5%
Consumer Discretionary	5.6%
Telecommunication Services	3.9%
Consumer Staples	0.4%
Short-Term Investments	16.8%
Total	112.2%

The accompanying notes are an integral part of these Schedule of Investments.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2011

Shares		Value (Note 1)

	COMMON STOCKS—99.6%

	Aerospace & Defense—5.1%
27,930	General Dynamics Corp.	$2,138,321
11,620	Precision Castparts Corp.	1,710,231
		3,848,552
	Automobiles—1.5%
37,070	General Motors Co.*	1,150,282

	Biotechnology—1.4%
19,490	Amgen, Inc.*	1,041,740

	Capital Markets—8.1%
47,830	Bank of New York Mellon Corp. (The)	1,428,682
7,580	Goldman Sachs Group, Inc. (The)	1,201,203
62,290	Morgan Stanley	1,701,763
40,510	State Street Corp.	1,820,519
		6,152,167
	Chemicals—2.2%
16,140	Praxair, Inc.	1,639,824

	Commercial Banks—5.1%
23,010	CIT Group, Inc.*	979,076
63,170	U.S. Bancorp	1,669,583
39,020	Wells Fargo & Co.	1,236,934
		3,885,593
	Computers and Peripherals—0.9%
16,980	Hewlett-Packard Co.	695,671

	Diversified Financial Services—5.5%
93,260	Bank of America Corp.	1,243,156
62,900	JPMorgan Chase & Co.	2,899,690
		4,142,846
	Energy Equipment and Services—2.5%
20,140	Schlumberger, Ltd.	1,878,256

	Food and Staples Retailing—1.0%
14,160	Wal-Mart Stores, Inc.	737,028

	Health Care Equipment and Supplies—2.4%
20,150	Baxter International, Inc.	1,083,465
9,730	Becton, Dickinson & Co.	774,703
		1,858,168
	Health Care Providers and Services—3.6%
15,160	Laboratory Corp. of America Holdings†, *	1,396,691
17,360	McKesson Corp.†	1,372,308
		2,768,999
	Hotels, Restaurants & Leisure—3.8%
23,610	McDonald’s Corp.	1,796,485

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Hotels, Restaurants & Leisure (Continued)
21,350	Yum! Brands, Inc.	$1,096,963
		2,893,448
	Household Products—1.5%
17,250	Kimberly-Clark Corp.	1,125,907

	Industrial Conglomerates—3.6%
12,870	3M Co.	1,203,345
33,510	Tyco International, Ltd.	1,500,243
		2,703,588
	Insurance—5.2%
30,870	AON Corp.	1,634,875
17,750	Chubb Corp.	1,088,252
20,720	Travelers Cos., Inc. (The)	1,232,426
		3,955,553
	Internet Software and Services—2.8%
32,160	eBay, Inc.*	998,246
1,880	Google, Inc., Class A*	1,102,075
		2,100,321
	IT Services—5.8%
17,130	Computer Sciences Corp.	834,745
14,990	International Business Machines Corp.	2,444,419
4,440	MasterCard, Inc., Class A	1,117,637
		4,396,801
	Life Sciences Tools and Services—2.8%
25,230	Agilent Technologies, Inc.*	1,129,799
17,590	Thermo Fisher Scientific, Inc.*	977,125
		2,106,924
	Machinery—1.9%
27,700	Danaher Corp.	1,437,630

	Media—0.9%
11,750	WPP Plc, SP ADR†	725,680

	Metals and Mining—0.9%
12,330	Teck Resources, Ltd., Class B	653,737

	Multiline Retail—1.8%
25,660	Kohl’s Corp.	1,361,006

	Oil, Gas and Consumable Fuels—11.4%
25,630	Chevron Corp.	2,753,431
30,790	CONSOL Energy, Inc.	1,651,268
20,100	Devon Energy Corp.	1,844,577

The accompanying notes are an integral part of these Schedule of Investments.

Shares				Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
23,340	Occidental Petroleum Corp.			$2,438,796
				8,688,072
	Paper and Forest Products—3.8%
96,020	International Paper Co.			2,897,884

	Pharmaceuticals—3.5%
56,620	Pfizer, Inc.			1,149,952
17,720	Shire Plc, ADR†			1,543,412
				2,693,364
	Road and Rail—2.5%
24,160	CSX Corp.			1,898,976

	Software—4.5%
65,160	Microsoft Corp.			1,652,458
53,000	Oracle Corp.			1,768,610
				3,421,068
	Specialty Retail—3.6%
6,050	AutoZone, Inc.*			1,655,038
56,840	Staples, Inc.			1,103,833
				2,758,871

	TOTAL COMMON STOCKS (Cost $59,901,880)			75,617,956

Par Amount	Yield		Maturity

	SHORT-TERM INVESTMENTS—6.0%

$201,378	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	04/01/2011	201,378

Shares
4,372,530	State Street Navigator Securities Lending Prime Portfolio (Money Market)††			4,372,530

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,573,908)			4,573,908

	TOTAL INVESTMENTS AT MARKET VALUE—105.6% (Cost $64,475,788)			80,191,864
	Liabilities in Excess of Other Assets—(5.6)%			(4,267,603)
	NET ASSETS—100.0%			$75,924,261

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1).
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At March 31, 2011, industry sector diversification of the M Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	23.9%
Information Technology	14.0%
Energy	13.9%
Health Care	13.7%
Industrials	13.1%
Consumer Discretionary	11.6%
Materials	6.9%
Consumer Staples	2.5%
Short-Term Investments	6.0%
Total	105.6%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2011, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value.  The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level (Level 1) input that is significant to the fair value measurement in its entirety.

As of March 31, 2011, (i) all of the Funds’ long-term investments were classified as Level 1, as represented on the Schedule of Investments; and (ii) all of the Funds’ short-term investments were classified as Level 2.

The Funds disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.   The Fund had no significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2011.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of March 31, 2011, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$40,643,587	$42,680,046
M Large Cap Growth Fund	3,103,998	3,171,083
M Capital Appreciation Fund	20,987,674	21,531,093
M Business Opportunity Value Fund	4,281,292	4,372,530

2.    Tax Information

As of March 31, 2011, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$387,472,146	$22,828,765	$(82,747,442)	$(59,918,677)
M Large Cap Growth Fund	96,395,135	20,751,514	(759,151)	19,992,363
M Capital Appreciation Fund	136,557,762	61,677,421	(2,981,236)	58,696,185
M Business Opportunity Value Fund	66,033,269	14,879,337	(720,742)	14,158,595

The Funds did not have any unrecognized tax benefits as of March 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the fiscal years December 2007 through December 2010. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 17, 2011

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	May 17, 2011